Document and Entity Information	Oct. 30, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	HESS CORP
Entity Central Index Key	0000004447
Entity Emerging Growth Company	false
Entity File Number	1-1204
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4921002
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	997-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	HES
Name of exchange on which registered	NYSE